MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communications - 6.8%
Internet Media & Services - 6.8%
Alphabet, Inc. - Class A	29,900	$ 5,051,605
Alphabet, Inc. - Class C	34,830	5,938,167
		10,989,772
Consumer Discretionary - 16.9%
E-Commerce Discretionary - 5.3%
Amazon.com, Inc. (a)	41,435	8,613,922

Home Construction - 1.7%
Lennar Corporation - Class A	16,000	2,790,240

Retail - Discretionary - 9.9%
Lowe's Companies, Inc.	41,630	11,341,261
Williams-Sonoma, Inc.	26,860	4,620,457
		15,961,718
Energy - 2.1%
Oil & Gas Producers - 2.1%
Shell plc - ADR	52,850	3,421,509

Financials - 14.3%
Asset Management - 6.6%
BlackRock, Inc.	2,925	2,991,690
Blackstone, Inc.	12,200	2,331,298
Charles Schwab Corporation (The)	65,000	5,379,400
		10,702,388
Insurance - 7.7%
Berkshire Hathaway, Inc. - Class B (a)	26,050	12,582,671

Health Care - 7.2%
Biotech & Pharma - 5.6%
Novartis AG - ADR	20,420	2,159,823
Vertex Pharmaceuticals, Inc. (a)	14,800	6,928,324
		9,088,147

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 7.2% (Continued)
Medical Equipment & Devices - 1.6%
Thermo Fisher Scientific, Inc.	5,000	$ 2,648,150

Industrials - 13.3%
Electrical Equipment - 1.9%
Johnson Controls International plc	37,275	3,125,882

Industrial Support Services - 9.1%
United Rentals, Inc.	17,050	14,765,300

Machinery - 2.3%
Deere & Company	7,800	3,634,020

Real Estate - 1.9%
REITs - 1.9%
Simon Property Group, Inc.	16,500	3,029,400

Technology - 34.6%
Semiconductors - 14.7%
Applied Materials, Inc.	35,365	6,178,619
Broadcom, Inc.	62,450	10,121,896
NVIDIA Corporation	54,600	7,548,450
		23,848,965
Software - 8.7%
Microsoft Corporation	33,460	14,168,972

Technology Hardware - 9.1%
Apple, Inc.	61,795	14,665,807

Technology Services - 2.1%
Visa, Inc. - Class A	11,000	3,465,880

Total Common Stocks (Cost $41,931,242)		$ 157,502,743

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.9%	Shares	Value
Allspring Heritage Money Market Fund - Institutional Class, 4.52% (b) (Cost $4,694,215)	4,694,215	$ 4,694,215

Investments at Value - 100.0% (Cost $46,625,457)		$ 162,196,958

Other Assets in Excess of Liabilities - 0.0% (c)		20,188

Net Assets - 100.0%		$ 162,217,146

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2024.
(c)	Percentage rounds to less than 0.1%.